UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Multi-Manager Large Cap Growth Fund
(Institutional and Initial Class)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2016
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	26.79%
Communications	18.44
Technology	16.44
Consumer, Cyclical	14.99
Industrial	7.87
Financial	7.34
Basic Materials	3.79
Energy	1.28
Short Term Investments	3.06
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$ 965.10	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.27
Initial Class
Actual	$1,000.00	$ 963.20	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.02
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Institutional Class and 1.00% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.83%
98,713	Ecolab Inc	$ 11,707,362
44,251	International Flavors & Fragrances Inc	5,578,724
43,871	LyondellBasell Industries NV Class A	3,264,880
16,815	PPG Industries Inc	1,751,282
28,884	Sherwin-Williams Co	8,482,364
		30,784,612
Communications — 18.67%
66,044	Alphabet Inc Class C(a)	45,709,052
47,963	Amazon.com Inc(a)	34,323,282
191,784	Comcast Corp Class A	12,502,399
165,130	Facebook Inc Class A(a)	18,871,078
6,666	LinkedIn Corp Class A(a)	1,261,541
62,890	Netflix Inc(a)	5,753,177
2,178	Priceline Group Inc(a)	2,719,037
36,163	Splunk Inc(a)(b)	1,959,311
147,812	Time Warner Inc(b)	10,870,095
39,393	VeriSign Inc(a)(b)	3,405,919
127,855	Walt Disney Co	12,506,776
		149,881,667
Consumer, Cyclical — 15.18%
14,787	Costco Wholesale Corp	2,322,150
171,964	CVS Health Corp	16,463,833
44,997	Delphi Automotive PLC	2,816,812
204,958	Delta Air Lines Inc	7,466,620
289,637	Home Depot Inc	36,983,748
83,488	NIKE Inc Class B	4,608,538
23,509	O'Reilly Automotive Inc(a)	6,373,290
193,426	Ross Stores Inc	10,965,320
286,311	Starbucks Corp	16,354,084
10,681	Tesla Motors Inc(a)(b)	2,267,363
29,376	Ulta Salon Cosmetics & Fragrance Inc(a)	7,157,169
43,019	Walgreens Boots Alliance Inc	3,582,192
61,240	Wal-Mart Stores Inc	4,471,745
		121,832,864
Consumer, Non-Cyclical — 27.11%
1,967	Alexion Pharmaceuticals Inc(a)	229,667
43,608	Allergan PLC(a)	10,077,373
24,499	Becton Dickinson & Co	4,154,785
906	Biogen Inc(a)	219,089
9,300	BioMarin Pharmaceutical Inc(a)	723,540
209,010	Boston Scientific Corp(a)	4,884,564
93,526	Bristol-Myers Squibb Co	6,878,837
145,005	Celgene Corp(a)	14,301,843
67,000	Coca-Cola Co	3,037,110
87,536	Colgate-Palmolive Co	6,407,635
23,476	Constellation Brands Inc Class A	3,882,930
74,509	Edwards Lifesciences Corp(a)	7,430,783
240,708	Gilead Sciences Inc	20,079,861
63,240	Hershey Co(b)	7,177,108
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
28,834	Illumina Inc(a)	$ 4,047,717
5,591	Incyte Corp(a)	447,168
11,696	Intuitive Surgical Inc(a)	7,735,851
104,938	Johnson & Johnson	12,728,979
52,160	Kimberly-Clark Corp	7,170,957
126,948	Medtronic PLC	11,015,278
39,113	Monster Beverage Corp(a)(b)	6,285,850
49,374	Moody's Corp	4,626,838
72,949	PayPal Holdings Inc(a)	2,663,368
121,028	PepsiCo Inc	12,821,706
19,269	Regeneron Pharmaceuticals Inc(a)	6,729,313
425,005	Reynolds American Inc	22,920,520
124,246	Thermo Fisher Scientific Inc	18,358,589
81,181	Vantiv Inc Class A(a)	4,594,845
70,216	Vertex Pharmaceuticals Inc(a)	6,039,980
		217,672,084
Energy — 1.30%
167,976	Cabot Oil & Gas Corp	4,323,702
11,646	Pioneer Natural Resources Co	1,760,992
54,901	Schlumberger Ltd	4,341,571
		10,426,265
Financial — 7.43%
68,910	Charles Schwab Corp	1,744,112
55,235	Intercontinental Exchange Inc	14,137,951
325,240	MasterCard Inc Class A	28,640,634
203,507	Visa Inc Class A	15,094,114
		59,616,811
Industrial — 7.97%
58,122	3M Co	10,178,325
18,296	Acuity Brands Inc	4,536,676
19,869	Amphenol Corp Class A	1,139,090
77,275	Honeywell International Inc	8,988,628
20,970	Northrop Grumman Corp	4,661,212
79,235	Raytheon Co	10,771,998
25,819	Roper Technologies Inc	4,403,689
83,344	United Parcel Service Inc Class B	8,977,816
52,397	United Technologies Corp	5,373,312
41,104	Vulcan Materials Co	4,947,277
		63,978,023
Technology — 16.64%
38,818	Accenture PLC Class A	4,397,691
135,070	Activision Blizzard Inc	5,352,824
86,291	Adobe Systems Inc(a)	8,265,815
129,052	Analog Devices Inc	7,309,505
321,072	Apple Inc	30,694,483
8,757	ARM Holdings PLC Sponsored ADR(b)	398,531
4,980	ASML Holding NV	494,066
43,263	Broadcom Ltd	6,723,070
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
205,913	Cognizant Technology Solutions Corp Class A(a)	$ 11,786,460
353,805	EMC Corp	9,612,882
549,276	Microsoft Corp	28,106,453
85,658	NVIDIA Corp	4,026,783
44,037	NXP Semiconductors NV(a)	3,449,859
102,726	Salesforce.com Inc(a)	8,157,472
72,338	ServiceNow Inc(a)	4,803,243
		133,579,137
TOTAL COMMON STOCK — 98.13% (Cost $723,613,734)		$787,771,463
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.97%
	Federal Home Loan Bank
$11,797,000	0.05%, 07/01/2016	11,797,000
4,000,000	0.16%, 07/19/2016	3,999,660
		15,796,660
Repurchase Agreements — 1.13%
2,161,821	Undivided interest of 1.97% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $2,161,821 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(c)	2,161,821
2,161,821	Undivided interest of 2.00% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $2,161,821 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(c)	2,161,821
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 455,035	Undivided interest of 2.15% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $455,035 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(c)
		$ 455,035
2,161,820	Undivided interest of 2.59% in a repurchase agreement (principal amount/value $83,516,513 with a maturity value of $83,517,487) with Scotia Capital (USA) Inc, 0.42%, dated 6/30/16 to be repurchased at $2,161,820 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 7.25%, 1/1/30 - 6/20/46, with a value of $85,187,837.(c)	2,161,820
2,161,821	Undivided interest of 4.52% in a repurchase agreement (principal amount/value $47,815,459 with a maturity value of $47,816,043) with Merrill Lynch, Pierce, Fenner & Smith, 0.44%, dated 6/30/16 to be repurchased at $2,161,821 on 7/1/16 collateralized by Government National Mortgage Association securities, 4.00%, 3/20/46 - 5/20/46, with a value of $48,771,768.(c)	2,161,821
		9,102,318
SHORT TERM INVESTMENTS — 3.10% (Cost $24,898,978)		$ 24,898,978
TOTAL INVESTMENTS — 101.23% (Cost $748,512,712)		$812,670,441
OTHER ASSETS & LIABILITIES, NET — (1.23)%		$ (9,875,694)
TOTAL NET ASSETS — 100.00%		$802,794,747
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2016.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West Multi-Manager Large Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $8,899,759 of securities on loan)(a)	$803,568,123
Repurchase agreements, fair value(b)	9,102,318
Cash	504,521
Subscriptions receivable	425,744
Receivable for investments sold	11,456,372
Dividends receivable	435,687
Total Assets	825,492,765
LIABILITIES:
Payable to investment adviser	425,946
Payable for administrative services fees	57,225
Payable upon return of securities loaned	9,102,318
Redemptions payable	995,955
Payable for investments purchased	12,116,574
Total Liabilities	22,698,018
NET ASSETS	$802,794,747
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,159,308
Paid-in capital in excess of par	709,197,655
Net unrealized appreciation	64,157,729
Undistributed net investment income	245,323
Accumulated net realized gain	20,034,732
NET ASSETS	$802,794,747
NET ASSETS BY CLASS
Initial Class	$197,456,514
Institutional Class	$605,338,233
CAPITAL STOCK:
Authorized
Initial Class	50,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	23,197,597
Institutional Class	68,395,484
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.51
Institutional Class	$8.85
(a) Cost of investments	$739,410,394
(b) Cost of repurchase agreements	$9,102,318
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West Multi-Manager Large Cap Growth Fund
INVESTMENT INCOME:
Interest	$52,243
Income from securities lending	31,594
Dividends	3,666,539
Total Income	3,750,376
EXPENSES:
Management fees	1,938,590
Administrative services fees – Initial Class	231,087
Total Expenses	2,169,677
NET INVESTMENT INCOME	1,580,699
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	15,873,083
Net change in unrealized depreciation on investments	(5,829,227)
Net Realized and Unrealized Gain	10,043,856
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,624,555
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Multi-Manager Large Cap Growth Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$1,580,699	$1,135,455
Net realized gain	15,873,083	29,849,830
Net change in unrealized depreciation	(5,829,227)	(7,898,182)
Net Increase in Net Assets Resulting from Operations	11,624,555	23,087,103
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(316,402)	(52,806)
Institutional Class	(1,309,583)	(1,073,384)
From net investment income	(1,625,985)	(1,126,190)
From net realized gains
Initial Class	-	(2,916,175)
Institutional Class	-	(29,906,402)
From net realized gains	0	(32,822,577)
Total Distributions	(1,625,985)	(33,948,767)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	23,518,156	27,628,801
Institutional Class	79,232,919	335,130,027
Shares issued in reinvestment of distributions
Initial Class	316,402	2,968,981
Institutional Class	1,309,583	30,979,786
Shares issued in connection with fund reorganization
Initial Class	166,421,844	-
Institutional Class	274,841,659	-
Shares redeemed
Initial Class	(26,082,345)	(349,652,233)
Institutional Class	(28,824,545)	(69,502,890)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	490,733,673	(22,447,528)
Total Increase (Decrease) in Net Assets	500,732,243	(33,309,192)
NET ASSETS:
Beginning of Period	302,062,504	335,371,696
End of Period(a)	$802,794,747	$302,062,504
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Multi-Manager Large Cap Growth Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	3,084,416	2,870,736
Institutional Class	9,559,475	33,546,008
Shares issued in reinvestment of distributions
Initial Class	38,075	328,726
Institutional Class	151,572	3,302,507
Shares issued in connection with fund acquisition
Initial Class	20,123,659	-
Institutional Class	31,978,228	-
Shares redeemed
Initial Class	(3,065,789)	(36,100,705)
Institutional Class	(3,249,515)	(6,892,791)
Net Increase (Decrease)	58,620,121	(2,945,519)
(a) Including undistributed net investment income:	$245,323	$290,609
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$ 8.85	0.01 (b)	(0.34)	(0.33)	-	(0.01)	-	(0.01)	$8.51	(3.68%) (c)
12/31/2015	$ 9.34	0.00 (b)(d)	0.60	0.60	-	(0.02)	(1.07)	(1.09)	$8.85	6.42%
12/31/2014	$ 8.58	0.01 (b)	1.05	1.06	-	(0.07)	(0.23)	(0.30)	$9.34	12.26%
12/31/2013	$ 8.84	(0.01) (b)	2.54	2.53	-	(0.16)	(2.63)	(2.79)	$8.58	28.93%
12/31/2012	$ 7.40	0.04 (b)	1.44	1.48	-	(0.04)	-	(0.04)	$8.84	20.00%
12/31/2011	$11.67	(0.00) (d)	(1.12)	(1.12)	(0.00) (d)	(0.00) (d)	(3.15)	(3.15)	$7.40	(9.43%)
Institutional Class
06/30/2016	$ 9.19	0.03 (b)	(0.35)	(0.32)	-	(0.02)	-	(0.02)	$8.85	(3.49%) (c)
12/31/2015 (e)	$10.00	0.04 (b)	0.27	0.31	-	(0.04)	(1.08)	(1.12)	$9.19	3.05% (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
06/30/2016	$197,457	1.00% (g)	1.00% (g)	N/A	0.23% (g)	37% (c)
12/31/2015	$ 26,704	1.00%	1.00%	N/A	0.04%	31%
12/31/2014	$335,372	1.00%	1.00%	N/A	0.11%	24%
12/31/2013	$316,980	1.03%	1.03%	(0.10%)	(0.10%)	230%
12/31/2012	$296,437	1.05%	1.05%	0.49%	0.49%	35%
12/31/2011	$237,837	1.05%	1.05%	0.01%	0.01%	57%
Institutional Class
06/30/2016	$605,338	0.65% (g)	0.65% (g)	N/A	0.61% (g)	37% (c)
12/31/2015 (e)	$275,358	0.65% (g)	0.65% (g)	N/A	0.56% (g)	31%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not annualized for periods less than one full year.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Multi-Manager Large Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2016

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 787,771,463	$ —	$ —	$ 787,771,463
Short Term Investments	—	24,898,978	—	24,898,978
Total Assets	$ 787,771,463	$ 24,898,978	$ 0	$ 812,670,441
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2016

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$750,290,543
Gross unrealized appreciation on investments	83,814,955
Gross unrealized depreciation on investments	(21,435,057)
Net unrealized appreciation on investments	$62,379,898
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.65% of the average daily net assets of the Fund up to $1 billion dollars and 0.60% of the average daily net assets of the Fund over $1 billion dollars. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into sub-advisory agreements with Pioneer Investment Management, Inc. and J.P. Morgan Investment Management, Inc. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Semi-Annual Report - June 30, 2016

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $195,608,318 and $128,736,396, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $8,899,759 and received collateral as reported on the Statement of Assets and Liabilities of $9,102,318 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2016, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  FUND REORGANIZATION
On March 9, 2016, the Fund (Acquiring Fund) acquired all the net assets of the Great-West American Century Growth Fund (Target Fund) pursuant to an agreement and plan of reorganization approved by the Board of Directors. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization.
Prior to the closing of the reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund's shareholders for federal income tax purposes.
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of the reorganization were as follows:
Great-West American Century Growth Fund
Cost of investments	$411,960,878
Investments in securities, fair value	419,221,541
Net unrealized appreciation	7,260,663
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Semi-Annual Report - June 30, 2016

Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the reorganization were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Fund - Prior to the Reorganization
Initial Class	17,108,472	$166,421,844	$9.73
Institutional Class	33,055,104	274,841,659	8.31
Acquiring Fund - Prior to the Reorganization
Initial Class	2,861,666	23,666,077	8.27
Institutional Class	31,732,746	272,734,304	8.59
Acquiring Fund - After the Reorganization
Initial Class	22,985,142	190,087,921	8.27
Institutional Class	63,710,684	547,575,963	8.59
Pro Forma Results of Operations
The beginning of the Target Fund's fiscal year was January 1, 2016. Assuming the reorganization had been completed on January 1, 2016, the beginning of the Acquiring Fund's current fiscal year, the pro forma results of operations for the period ended June 30, 2016, are as follows:
Great-West Multi- Manager Large Cap Growth Fund
Net investment income	$ 3,164,327
Net realized and unrealized loss	(13,968,970)
Net decrease in net assets resulting from operations	$(10,804,643)
Because the combined funds for the reorganization have been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund's Statement of Operations for the Acquiring Fund since the reorganization was consummated.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Company, GWCM and each of Pioneer Investment Management, Inc. and J.P. Morgan Investment Management Inc. (each, a “Sub-Adviser,” collectively, the “Sub-Advisers”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Multi-Manager Large Cap Growth Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of the Sub-Advisers to the Board.
Pursuant to the Sub-Advisory Agreements, the Sub-Advisers, subject to general supervision and oversight by GWCM and the Board, are responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”) and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board also considered the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten- year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that the Fund was in the second, third, fourth and third quartiles of its peer group for the one-, three- five- and ten-year periods ended December 31, 2015 (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that, although the Fund underperformed its benchmark for the three-, five- and ten-year periods ended December 31, 2015, it outperformed its benchmark for the one-year period ended December 31, 2015. The Board further considered that the Sub-Advisers began managing the Fund in 2013 so underperformance during most of the periods reviewed is attributable to the prior sub-adviser. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund given the steps that GWCM took in 2013 to replace the prior sub-adviser.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Advisers from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between GWCM and the Sub-Advisers. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were lower than the average and median management fees in its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and the Fund’s expense ratio was lower than the average and median expense ratio of the funds in the peer group and peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Advisers to separate accounts and other products managed by the Sub-Advisers in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Advisers to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Advisers. The Board reviewed the financial statements and profitability information from GWCM and each Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and each Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

* * *
Also at the Meeting, the Board of the Company, including two of the three Independent Directors, ratified the continuation of the Agreements for the one-year period ended April 30, 2016. The Board of the Company determined that it was appropriate to take such action based on the discovery that one of the Directors whom the Board believed was an Independent Director of the Fund may have inadvertently become an interested person of J.P. Morgan Investment Management Inc. (“J.P. Morgan”), and, thus of the Fund, due to ownership of less than ..1% of J.P. Morgan’s publicly-traded parent company (“JPM”) from April 2, 2015 through February 16, 2016. The Director who had owned the shares of JPM on April 21, 2015 when the Agreements were originally approved for the one-year period ended April 30, 2016 abstained from voting on such ratification. In voting to ratify the Agreements, the Board determined that such approval was in the best interests of the Fund. In doing so, the Board took into account all of the information considered and the conclusions reached as described above, as well as the information that was considered and the conclusions that were reached with respect to the Fund at the Board’s April 21, 2015 meeting.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016